Operating Leases	12 Months Ended
Dec. 31, 2010
Operating Leases

Note 19 — Operating Leases

The Company leases its office space under an operating lease expiring in December 2013, with future minimum lease payments as indicated in the table below:

Years ending December 31:
2011	$100,904
2012	70,413
2013	71,895
Thereafter	—
Total future minimum lease payments	$243,212

For the years ended December 31, 2010 and 2009, the Company incurred rent expense of approximately $77,000 and $68,000, respectively.